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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP	One Post Office Square	Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         March 31, 2012

Date of reporting period:       December 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 12.7%
CarMax, Inc. (a)	113,481	$3,458,901
Dollar Tree, Inc. (a)	27,659	2,298,739
Lowe's Companies, Inc.	149,812	3,802,229
McDonald's Corporation	27,659	2,775,027
NVR, Inc. (a)	3,024	2,074,464
Starwood Hotels & Resorts Worldwide, Inc.	50,910	2,442,153
Walt Disney Company (The)	67,815	2,543,063
		19,394,576
Consumer Staples - 8.5%
Anheuser-Busch InBev SA/NV - ADR	34,245	2,088,603
Nestle SA - ADR	41,940	2,420,357
PepsiCo, Inc.	43,938	2,915,286
Procter & Gamble Company (The)	36,162	2,412,367
Wal-Mart Stores, Inc.	52,305	3,125,747
		12,962,360
Energy - 11.2%
Chevron Corporation	34,782	3,700,805
EOG Resources, Inc.	23,128	2,278,339
Exxon Mobil Corporation	52,315	4,434,219
Occidental Petroleum Corporation	27,648	2,590,618
Schlumberger Ltd.	42,358	2,893,475
Transocean Ltd.	30,894	1,186,021
		17,083,477
Financials - 15.7%
Bank of America Corporation	134,871	749,883
Berkshire Hathaway, Inc. - Class B (a)	50,062	3,819,731
Brookfield Asset Management, Inc. - Class A	119,034	3,271,054
Capital One Financial Corporation	67,274	2,845,017
Charles Schwab Corporation (The)	180,015	2,026,969
JPMorgan Chase & Company	66,489	2,210,759
Markel Corporation (a)	8,956	3,713,785
T. Rowe Price Group, Inc.	43,011	2,449,476
Wells Fargo & Company	99,046	2,729,708
		23,816,382
Health Care - 8.7%
Johnson & Johnson	42,980	2,818,629
Laboratory Corporation of America Holdings (a)	29,155	2,506,455
Merck & Company, Inc.	63,484	2,393,347
Novo Nordisk A/S - ADR	19,493	2,246,763

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
WellPoint, Inc.	48,981	$3,244,991
		13,210,185
Industrials - 10.0%
Boeing Company (The)	32,401	2,376,613
Danaher Corporation	66,329	3,120,116
Illinois Tool Works, Inc.	42,674	1,993,303
Stanley Black & Decker, Inc.	37,932	2,564,203
Union Pacific Corporation	21,405	2,267,646
United Technologies Corporation	40,040	2,926,524
		15,248,405
Information Technology - 21.5%
Accenture plc - Class A	52,399	2,789,199
Apple, Inc. (a)	9,336	3,781,080
Automatic Data Processing, Inc.	47,057	2,541,548
Check Point Software Technologies Ltd. (a)	51,103	2,684,952
Fiserv, Inc. (a)	50,998	2,995,622
Google, Inc. - Class A (a)	4,004	2,586,183
Intel Corporation	104,588	2,536,259
International Business Machines Corporation	20,652	3,797,490
Microsoft Corporation	98,603	2,559,734
QUALCOMM, Inc.	70,070	3,832,829
Visa, Inc. - Class A	25,288	2,567,491
		32,672,387
Materials - 4.9%
Albemarle Corporation	51,693	2,662,706
International Flavors & Fragrances, Inc.	40,040	2,098,897
Praxair, Inc.	24,719	2,642,461
		7,404,064
Telecommunication Services - 4.5%
American Tower Corporation - Class A	62,346	3,741,383
Millicom International Cellular S.A.	30,536	3,083,831
		6,825,214

Total Common Stocks (Cost $120,692,983)		$148,617,050

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $3,540,015)	3,540,015	$3,540,015

Total Investments at Value - 100.0% (Cost $124,232,998)		$152,157,065

Other Assets in Excess of Liabilities - 0.0%		32,686

Net Assets - 100.0%		$152,189,751

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
Consumer Discretionary - 7.1%
Home Depot, Inc. (The)	38,545	$1,620,432
Leggett & Platt, Inc.	56,475	1,301,184
McDonald's Corporation	12,870	1,291,247
VF Corporation	7,540	957,504
		5,170,367
Consumer Staples - 18.2%
Altria Group, Inc.	62,041	1,839,516
Anheuser-Busch InBev SA/NV - ADR	24,670	1,504,623
Coca-Cola Company (The)	22,690	1,587,619
Diageo plc - ADR	17,330	1,514,989
H.J. Heinz Company	19,040	1,028,922
Philip Morris International, Inc.	23,630	1,854,482
Procter & Gamble Company (The)	18,705	1,247,811
Sysco Corporation	41,425	1,214,995
Wal-Mart Stores, Inc.	25,875	1,546,290
		13,339,247
Energy - 13.3%
BP plc - ADR	29,160	1,246,298
Chevron Corporation	16,856	1,793,478
Exxon Mobil Corporation	18,535	1,571,027
Marathon Petroleum Corporation	40,285	1,341,088
Royal Dutch Shell plc - Class B - ADR	28,755	2,185,667
Spectra Energy Corporation	51,680	1,589,160
		9,726,718
Financials - 15.2%
Fidelity National Financial, Inc. - Class A	110,235	1,756,043
JPMorgan Chase & Company	42,835	1,424,264
Plum Creek Timber Company, Inc.	38,445	1,405,549
Travelers Companies, Inc. (The)	29,395	1,739,302
Wells Fargo & Company	62,205	1,714,370
Weyerhaeuser Company	82,720	1,544,382
Willis Group Holdings plc	40,456	1,569,693
		11,153,603
Health Care - 7.9%
Abbott Laboratories	20,075	1,128,817
GlaxoSmithKline plc - ADR	41,375	1,887,942
Johnson & Johnson	22,690	1,488,010
Merck & Company, Inc.	34,120	1,286,324
		5,791,093

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
Industrials - 14.8%
3M Company	15,050	$1,230,037
Eaton Corporation	31,070	1,352,477
General Electric Company	74,475	1,333,847
Illinois Tool Works, Inc.	20,075	937,703
Norfolk Southern Corporation	21,620	1,575,233
Raytheon Company	27,720	1,341,094
Waste Management, Inc.	34,525	1,129,313
Watsco, Inc.	29,800	1,956,668
		10,856,372
Information Technology - 6.0%
Automatic Data Processing, Inc.	27,990	1,511,740
Intel Corporation	63,080	1,529,690
Microsoft Corporation	51,180	1,328,633
		4,370,063
Materials - 3.5%
Dow Chemical Company (The)	47,225	1,358,191
E.I. du Pont de Nemours and Company	27,215	1,245,903
		2,604,094
Telecommunication Services - 3.5%
Telefonica S.A. - ADR	58,590	1,007,162
Vodafone Group plc - ADR	55,370	1,552,021
		2,559,183
Utilities - 3.0%
Dominion Resources, Inc.	20,010	1,062,131
Southern Company (The)	24,100	1,115,589
		2,177,720

Total Common Stocks (Cost $64,711,159)		$67,748,460

CLOSED-END FUNDS - 2.7%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $1,884,598)	48,600	$1,943,514

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (a) (Cost $2,137,508)	2,137,508	$2,137,508

Total Investments at Value - 98.1% (Cost $68,733,265)		$71,829,482

Other Assets in Excess of Liabilities - 1.9%		1,421,224

Net Assets - 100.0%		$73,250,706

ADR - American Depositary Receipt.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary - 24.8%
Brookfield Residential Properties, Inc. (a)	70,225	$548,457
CarMax, Inc. (a)	69,210	2,109,521
Hanesbrands, Inc. (a)	60,180	1,315,535
International Game Technology	61,340	1,055,048
Lamar Advertising Company - Class A (a)	68,985	1,897,087
NVR, Inc. (a)	1,217	834,862
O'Reilly Automotive, Inc. (a)	19,905	1,591,405
Penn National Gaming, Inc. (a)	53,790	2,047,785
		11,399,700
Consumer Staples - 2.0%
Church & Dwight Company, Inc.	20,270	927,555

Energy - 3.4%
CVR Energy, Inc. (a)	26,095	488,759
Plains Exploration & Production Company (a)	29,320	1,076,631
		1,565,390
Financials - 18.4%
Brookfield Asset Management, Inc. - Class A	40,295	1,107,307
Capital One Financial Corporation	25,890	1,094,888
Fidelity National Financial, Inc. - Class A	73,735	1,174,599
Markel Corporation (a)	4,290	1,778,934
Safety Insurance Group, Inc.	30,700	1,242,736
SunTrust Banks, Inc.	54,925	972,172
Walter Investment Management Corporation	53,908	1,105,653
		8,476,289
Health Care - 3.6%
Henry Schein, Inc. (a)	13,840	891,711
Laboratory Corporation of America Holdings (a)	8,990	772,870
		1,664,581
Industrials - 18.4%
Acacia Research Corporation (a)	41,230	1,505,307
Babcock & Wilcox Company (a)	34,584	834,858
Colfax Corporation (a)	55,050	1,567,824
Cooper Industries plc - Class A	17,085	925,153
Republic Services, Inc.	34,515	950,888
Rockwell Collins, Inc.	18,870	1,044,832
Watsco, Inc.	24,895	1,634,606
		8,463,468

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Information Technology - 14.0%
Check Point Software Technologies Ltd. (a)	19,440	$1,021,378
CoreLogic, Inc. (a)	64,890	839,028
Fiserv, Inc. (a)	18,545	1,089,333
Intuit, Inc.	22,805	1,199,315
NCR Corporation (a)	76,576	1,260,441
Tessera Technologies, Inc. (a)	61,420	1,028,785
		6,438,280
Materials - 5.4%
Albemarle Corporation	22,845	1,176,746
NewMarket Corporation	6,495	1,286,724
		2,463,470
Telecommunication Services - 6.8%
American Tower Corporation - Class A (a)	24,735	1,484,348
Millicom International Cellular S.A.	16,475	1,663,810
		3,148,158
Utilities - 2.3%
ITC Holdings Corporation	13,920	1,056,250

Total Common Stocks (Cost $44,934,543)		$45,603,141

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $1,261,262)	1,261,262	$1,261,262

Total Investments at Value - 101.8% (Cost $46,195,805)		$46,864,403

Liabilities in Excess of Other Assets - (1.8%)		(811,316)

Net Assets - 100.0%		$46,053,087

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
The Davenport Core Fund:
Common Stocks	$148,617,050	$-	$-	$148,617,050
Money Market Funds	3,540,015	-	-	3,540,015
Total	$152,157,065	$-	$-	$152,157,065

The Davenport Value & Income Fund:
Common Stocks	$67,748,460	$-	$-	$67,748,460
Closed-End Funds	1,943,514	-	-	1,943,514
Money Market Funds	2,137,508	-	-	2,137,508
Total	$71,829,482	$-	$-	$71,829,482

The Davenport Equity Opportunities Fund:
Common Stocks	$45,603,141	$-	$-	$45,603,141
Money Market Funds	1,261,262	-	-	1,261,262
Total	$46,864,403	$-	$-	$46,864,403

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  During the quarter ended December 31, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended December 31, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2011:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$124,569,165	$68,733,265	$46,195,805

Gross unrealized appreciation	$32,375,904	$5,022,388	$3,277,660
Gross unrealized depreciation	(4,788,004)	(1,926,171)	(2,609,062)

Net unrealized appreciation	$27,587,900	$3,096,217	$668,598

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost for The Davenport Core Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Consumer Discretionary - 7.4%
H&R Block, Inc.	39,700	$648,301
KB Home	5,000	33,600
Kohl's Corporation	2,000	98,700
McGraw-Hill Companies, Inc. (The)	14,000	629,580
Staples, Inc.	16,000	222,240
		1,632,421
Consumer Staples - 11.9%
Avon Products, Inc.	20,000	349,400
CVS Caremark Corporation	10,000	407,800
Kimberly-Clark Corporation	6,000	441,360
PepsiCo, Inc.	5,000	331,750
Procter & Gamble Company (The)	2,000	133,420
SUPERVALU, Inc.	52,000	422,240
Sysco Corporation	8,000	234,640
Wal-Mart Stores, Inc.	4,900	292,824
		2,613,434
Energy - 9.8%
Chevron Corporation	4,000	425,600
ConocoPhillips	5,000	364,350
Devon Energy Corporation (a)	10,000	620,000
Royal Dutch Shell plc - Class A - ADR	10,000	730,900
		2,140,850
Financials - 17.1%
Bank of America Corporation	40,000	222,400
Bank of Hawaii Corporation	3,000	133,470
Bank of New York Mellon Corporation (The)	25,000	497,750
BB&T Corporation	10,000	251,700
Comerica, Inc.	9,000	232,200
JPMorgan Chase & Company	30,000	997,500
Lincoln National Corporation	13,000	252,460
Manulife Financial Corporation	20,900	221,958
MetLife, Inc.	12,000	374,160
Travelers Companies, Inc. (The) (a)	9,501	562,175
		3,745,773
Health Care - 9.1%
Abbott Laboratories	3,000	168,690
Eli Lilly & Company	3,000	124,680
Johnson & Johnson	12,500	819,750
Merck & Company, Inc.	9,000	339,300

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.4% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
Pfizer, Inc.	25,000	$541,000
		1,993,420
Industrials - 15.9%
3M Company	7,000	572,110
Avery Dennison Corporation	16,700	478,956
FedEx Corporation	4,600	384,146
General Electric Company	15,100	270,441
Ingersoll-Rand plc	10,000	304,700
Koninklijke Philips Electronics N.V. - ADR	25,000	523,750
Lockheed Martin Corporation	7,900	639,110
Masco Corporation	15,000	157,200
R.R. Donnelley & Sons Company	10,000	144,300
		3,474,713
Information Technology - 15.2%
Cisco Systems, Inc.	30,000	542,400
Computer Sciences Corporation (a)	20,000	474,000
Dell, Inc. (b)	15,000	219,450
Flextronics International Ltd. (b)	65,000	367,900
Hewlett-Packard Company	24,000	618,240
International Business Machines Corporation (a)	1,000	183,880
Microsoft Corporation	21,500	558,140
Nokia Corporation - ADR	20,000	96,400
Western Union Company (The)	15,000	273,900
		3,334,310
Materials - 4.3%
Martin Marietta Materials, Inc.	3,000	226,230
Nucor Corporation	5,000	197,850
Sealed Air Corporation	30,000	516,300
		940,380
Telecommunication Services - 0.7%
AT&T, Inc.	5,000	151,200

Utilities - 1.0%
FirstEnergy Corp.	5,000	221,500

Total Common Stocks (Cost $18,933,801)		$20,248,001

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $1,020,400)	1,020,400	$1,020,400

REPURCHASE AGREEMENTS (d) - 7.1%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/30/2011, due 01/03/2012, repurchase proceeds: $1,557,915 (Cost $1,557,913)	$1,557,913	$1,557,913

Total Investments at Value - 104.2% (Cost $21,512,114)		$22,826,314

Liabilities in Excess of Other Assets - (4.2%)		(916,985)

Net Assets - 100.0%		$21,909,329

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.
(d)	Repurchase agreement is fully collateralized by $1,480,367 FN #729590, 4.50%, due 07/01/2018. The aggregate market value of the collateral at December 31, 2011 was $1,589,250.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2011 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Computer Sciences Corporation,
01/21/2012 at $60	40	$200	$14,679
Devon Energy Corporation,
01/21/2012 at $100	20	20	9,240
International Business Machines Corporation,
01/21/2012 at $175	10	10,450	6,320
Travelers Companies, Inc. (The),
01/21/2012 at $65	35	350	10,744
		$11,020	$40,983

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 74.0%	Shares	Value
Consumer Discretionary - 7.8%
H&R Block, Inc.	53,000	$865,490
KB Home	30,950	207,984
Kohl's Corporation	7,500	370,125
Macy's, Inc. (a)	18,000	579,240
McGraw-Hill Companies, Inc. (The)	16,000	719,520
Staples, Inc.	19,000	263,910
		3,006,269
Consumer Staples - 9.7%
Avon Products, Inc.	24,000	419,280
CVS Caremark Corporation	18,000	734,040
Kimberly-Clark Corporation	7,300	536,988
PepsiCo, Inc.	4,200	278,670
Philip Morris International, Inc. (a)	6,500	510,120
SUPERVALU, Inc.	54,000	438,480
Walgreen Company	7,000	231,420
Wal-Mart Stores, Inc.	9,500	567,720
		3,716,718
Energy - 8.1%
Chevron Corporation	5,000	532,000
ConocoPhillips (a)	12,500	910,875
Devon Energy Corporation (a)	15,000	930,000
Royal Dutch Shell plc - Class A - ADR	10,000	730,900
		3,103,775
Financials - 11.8%
Bank of America Corporation	69,000	383,640
Bank of New York Mellon Corporation (The)	34,000	676,940
Comerica, Inc.	18,000	464,400
JPMorgan Chase & Company	30,000	997,500
Lincoln National Corporation	25,000	485,500
Manulife Financial Corporation	24,000	254,880
MetLife, Inc.	20,000	623,600
Travelers Companies, Inc. (The) (a)	11,000	650,870
		4,537,330
Health Care - 6.0%
Johnson & Johnson	14,000	918,120
Merck & Company, Inc.	15,600	588,120
Pfizer, Inc.	31,000	670,840
WellPoint, Inc.	2,000	132,500
		2,309,580

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 74.0% (Continued)	Shares	Value
Industrials - 9.9%
Avery Dennison Corporation	18,000	$516,240
FedEx Corporation	6,400	534,464
General Electric Company	17,000	304,470
Ingersoll-Rand plc	22,000	670,340
Koninklijke Philips Electronics N.V. - ADR	32,700	685,065
Lockheed Martin Corporation	8,400	679,560
Masco Corporation	12,500	131,000
Northrop Grumman Corporation	5,000	292,400
		3,813,539
Information Technology - 12.0%
Cisco Systems, Inc.	60,000	1,084,800
Computer Sciences Corporation (a)	23,000	545,100
Dell, Inc. (b)	35,000	512,050
Flextronics International Ltd. (b)	42,000	237,720
Hewlett-Packard Company	29,000	747,040
Microsoft Corporation	29,000	752,840
Western Union Company (The)	40,000	730,400
		4,609,950
Materials - 5.7%
E.I. du Pont de Nemours and Company (a)	18,000	824,040
Martin Marietta Materials, Inc.	5,000	377,050
Nucor Corporation (a)	8,000	316,560
Sealed Air Corporation	40,000	688,400
		2,206,050
Utilities - 3.0%
American Electric Power Company, Inc.	14,000	578,340
Duke Energy Corporation	26,000	572,000
		1,150,340

Total Common Stocks (Cost $25,495,723)		$28,453,551

PREFERRED STOCKS - 1.5%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$585,200

CORPORATE BONDS - 15.1%	Par Value	Value
Consumer Discretionary - 2.0%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$761,739

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 15.1%(Continued)	Par Value	Value
Financials - 6.1%
American Express Company, 4.875%, due 07/15/2013	$750,000	$784,298
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	795,671
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	760,608
		2,340,577
Industrials - 4.9%
Donnelly (R.R.) & Sons Company, 4.95%, due 04/01/2014	750,000	733,125
Eaton Corporation, 5.95%, due 03/20/2014	750,000	825,547
Equifax, Inc., 4.45%, due 12/01/2014	300,000	316,202
		1,874,874
Information Technology - 2.1%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	818,554

Total Corporate Bonds (Cost $5,669,673)		$5,795,744

MONEY MARKET FUNDS - 4.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $1,777,462)	1,777,462	$1,777,462

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS (d) - 6.2%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/30/2011, due 01/03/2012, repurchase proceeds: $2,385,404 (Cost $2,385,402)	$2,385,402	$2,385,402

Total Investments at Value - 101.4% (Cost $35,878,260)		$38,997,359

Liabilities in Excess of Other Assets - (1.4%)		(535,215)

Net Assets - 100.0%		$38,462,144

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.
(d)	Repurchase agreement is fully collateralized by $2,423,065 FHR #2727-F, 1.7283%, floating rate, due 01/15/2034. The aggregate market value of the collateral at December 31, 2011 was $2,433,143.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
December 31, 2011 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Computer Sciences Corporation,
01/21/2012 at $60	50	$250	$18,349
ConocoPhillips,
01/21/2012 at $85	40	40	17,279
Devon Energy Corporation,
01/21/2012 at $100	20	20	9,239
E.I. du Pont de Nemours and Company,
01/21/2012 at $55	90	90	30,448
Macy's, Inc.,
05/19/2012 at $35	90	15,390	20,956
Nucor Corporation,
01/19/2013 at $50	80	12,320	17,359
Philip Morris International, Inc.,
03/17/2012 at $75	35	17,850	8,399
Travelers Companies, Inc. (The),
01/21/2012 at $65	50	500	15,349
		$46,460	$137,378

 See accompanying notes to Schedules of Investments

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund (formerly FBP Value Fund) and FBP Appreciation & Income Opportunities Fund (formerly FBP Balanced Fund) (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, Repurchase Agreements held by the Funds and Corporate Bonds held by FBP Appreciation & Income Opportunities Fund are classified as Level 2 since values for the underlying collateral for the Repurchase Agreements and the values for the Corporate Bonds are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of December 31, 2011 by security type:

FBP Equity & Dividend Plus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,248,001	$-	$-	$20,248,001
Money Market Funds	1,020,400	-	-	1,020,400
Repurchase Agreements	-	1,557,913	-	1,557,913
Covered Call Options	(11,020)	-	-	(11,020)
Total	$21,257,381	$1,557,913	$-	$22,815,294

FBP Appreciation & Income Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$28,453,551	$-	$-	$28,453,551
Preferred Stocks	585,200	-	-	585,200
Corporate Bonds	-	5,795,744	-	5,795,744
Money Market Funds	1,777,462	-	-	1,777,462
Repurchase Agreements	-	2,385,402	-	2,385,402
Covered Call Options	(46,460)	-	-	(46,460)
Total	$30,769,753	$8,181,146	$-	$38,950,899

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended December 31, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities held in the Funds as of or during the quarter ended December 31, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2011:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund

Cost of portfolio investments and written option contracts	$21,471,131	$35,804,749

Gross unrealized appreciation	$3,894,631	$6,754,797
Gross unrealized depreciation	(2,550,468)	(3,608,647)

Net unrealized appreciation	$1,344,163	$3,146,150

The difference between the federal income tax cost of portfolio investments and the financial statement cost for FBP Appreciation & Income Opportunities Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 82.4%	Shares	Value
Consumer Discretionary - 6.6%
Darden Restaurants, Inc.	5,000	$227,900
Ford Motor Company (a)	5,000	53,800
Home Depot, Inc. (The)	17,500	735,700
Johnson Controls, Inc.	16,600	518,916
McDonald's Corporation	7,000	702,310
NIKE, Inc. - Class B	6,000	578,220
Tractor Supply Company	2,000	140,300
Urban Outfitters, Inc. (a)	6,000	165,360
Walt Disney Company (The)	30,000	1,125,000
		4,247,506
Consumer Staples - 10.5%
Altria Group, Inc.	33,000	978,450
Coca-Cola Company (The)	6,500	454,805
Kraft Foods, Inc. - Class A	22,836	853,153
McCormick & Company, Inc. - Non-Voting Shares	8,000	403,360
Mead Johnson Nutrition Company	13,000	893,490
Philip Morris International, Inc.	28,000	2,197,440
Procter & Gamble Company (The)	10,000	667,100
Whole Foods Market, Inc.	4,000	278,320
		6,726,118
Energy - 9.0%
Apache Corporation	2,489	225,454
Chesapeake Energy Corporation	7,500	167,175
Chevron Corporation	10,000	1,064,000
ConocoPhillips	24,500	1,785,315
Noble Corporation (a)	17,000	513,740
Pioneer Natural Resources Company	8,000	715,840
Plains Exploration & Production Company (a)	9,000	330,480
Schlumberger Ltd.	7,000	478,170
TransCanada Corporation	12,000	524,040
		5,804,214
Financials - 6.8%
Aegon N.V. - ARS (a)	20,900	84,018
Aflac, Inc.	13,700	592,662
American Capital Ltd. (a)	9,990	67,233
Brookfield Asset Management, Inc. - Class A	19,000	522,120
Colonial Properties Trust	73,000	1,522,780
Hartford Financial Services Group, Inc.	17,000	276,250

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.4% (Continued)	Shares	Value
Financials - 6.8% (Continued)
JPMorgan Chase & Company	14,000	$465,500
Plum Creek Timber Company, Inc.	5,000	182,800
U.S. Bancorp	18,000	486,900
Willis Group Holdings plc	5,000	194,000
		4,394,263
Health Care - 10.6%
Alexion Pharmaceuticals, Inc. (a)	12,000	858,000
Cardinal Health, Inc.	9,315	378,282
CareFusion Corporation (a)	6,000	152,460
Cerner Corporation (a)	15,000	918,750
Computer Programs & Systems, Inc.	14,100	720,651
Elan Corporation plc - ADR (a)	12,000	164,880
Fresenius Medical Care AG & Company KGaA - ADR	6,000	407,880
Johnson & Johnson	4,000	262,320
Questcor Pharmaceuticals, Inc. (a)	12,000	498,960
Shire plc - ADR	9,000	935,100
Techne Corporation	10,000	682,600
Waters Corporation (a)	11,100	821,955
		6,801,838
Industrials - 10.2%
C.H. Robinson Worldwide, Inc.	3,000	209,340
Caterpillar, Inc.	9,350	847,110
Emerson Electric Company	20,000	931,800
General Dynamics Corporation	15,000	996,150
Ingersoll-Rand plc	13,500	411,345
Manitowoc Company, Inc. (The)	14,000	128,660
Norfolk Southern Corporation	10,000	728,600
Quanta Services, Inc. (a)	20,000	430,800
Stericycle, Inc. (a)	8,000	623,360
United Technologies Corporation	16,500	1,205,985
		6,513,150
Information Technology - 17.6%
Accenture plc - Class A	9,500	505,685
Adobe Systems, Inc. (a)	25,000	706,750
ADTRAN, Inc.	19,000	573,040
Apple, Inc. (a)	7,300	2,956,500
Automatic Data Processing, Inc.	10,400	561,704
Broadridge Financial Solutions, Inc.	5,000	112,750
Corning, Inc.	28,000	363,440

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.4% (Continued)	Shares	Value
Information Technology - 17.6% (Continued)
eBay, Inc. (a)	4,000	$121,320
Google, Inc. - Class A (a)	1,000	645,900
Hewlett-Packard Company	15,000	386,400
International Business Machines Corporation	8,000	1,471,040
MasterCard, Inc. - Class A	3,000	1,118,460
NetApp, Inc. (a)	13,000	471,510
Oracle Corporation	10,000	256,500
TE Connectivity Ltd.	7,000	215,670
Texas Instruments, Inc.	10,000	291,100
Visa, Inc. - Class A	5,000	507,650
		11,265,419
Materials - 4.8%
Airgas, Inc.	3,000	234,240
Albemarle Corporation	10,500	540,855
Dow Chemical Company (The)	19,000	546,440
Freeport-McMoRan Copper & Gold, Inc.	11,932	438,978
Nucor Corporation	11,000	435,270
Praxair, Inc.	8,000	855,200
		3,050,983
Telecommunication Services - 1.4%
Telstra Corporation Ltd. - ADR	30,000	511,500
Verizon Communications, Inc.	9,000	361,080
		872,580
Utilities - 4.9%
Duke Energy Corporation	65,980	1,451,560
FirstEnergy Corporation	14,000	620,200
Southern Company (The)	12,000	555,480
Wisconsin Energy Corporation	14,000	489,440
		3,116,680

Total Common Stocks (Cost $33,703,915)		$52,792,751

WARRANTS - 0.0%	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (Cost $13,600)	800	$4,408

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 12.5%	Shares	Value
iShares MSCI Emerging Markets Index Fund	13,000	$493,220
iShares MSCI South Africa Index Fund	8,000	488,560
Market Vectors Agribusiness ETF	15,000	707,250
Market Vectors Coal ETF	21,000	677,250
Market Vectors Gold Miners ETF	12,000	617,160
Market Vectors Steel ETF	10,000	475,500
ProShares Credit Suisse 130/30 ETF	9,000	510,930
SPDR Dow Jones Industrial Average ETF Trust	8,000	974,800
Vanguard Mid-Cap ETF	25,400	1,827,276
Vanguard Short-Term Bond ETF	15,000	1,212,600
Total Exchange-Traded Funds (Cost $6,894,100)		$7,984,546

EXCHANGE-TRADED NOTES - 2.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,568,285)	45,000	$1,753,650

COMMERCIAL PAPER - 4.8%	Par Value	Value
U.S. Bank, N.A., discount, 0.02% (b), due 01/03/2012 (Cost $3,056,997)	$3,057,000	$3,056,997

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.01% (c) (Cost $474)	474	$474

Total Investments at Value - 102.4% (Cost $45,237,371)		$65,592,826

Liabilities in Excess of Other Assets - (2.4%)		(1,514,716)

Net Assets - 100.0%		$64,078,110

ADR	-	American Depositary Receipt.
ARS	-	American Registered Shares.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 84.6%	Shares	Value
Consumer Discretionary - 13.7%
BorgWarner, Inc. (a)	2,550	$162,537
Buffalo Wild Wings, Inc. (a)	2,400	162,024
Chico's FAS, Inc.	7,100	79,094
Coach, Inc.	5,550	338,772
Darden Restaurants, Inc.	3,175	144,717
DeVry, Inc.	1,850	71,151
Dollar Tree, Inc. (a)	2,100	174,531
Family Dollar Stores, Inc.	2,800	161,448
Gildan Activewear, Inc. - Class A	7,500	140,925
Guess?, Inc.	7,575	225,887
Hasbro, Inc.	2,525	80,522
ITT Educational Services, Inc. (a)	905	51,485
Jarden Corporation	5,650	168,822
John Wiley & Sons, Inc. - Class A	1,800	79,920
Liberty Global, Inc. - Class A (a)	5,125	210,279
Netflix, Inc. (a)	580	40,188
Nordstrom, Inc.	3,900	193,869
O'Reilly Automotive, Inc. (a)	5,050	403,748
Panera Bread Company - Class A (a)	1,100	155,595
PetSmart, Inc.	3,500	179,515
PVH Corporation	4,100	289,009
Ross Stores, Inc.	6,000	285,180
Service Corporation International	15,200	161,880
Tiffany & Company	3,175	210,375
True Religion Apparel, Inc. (a)	8,250	285,285
Urban Outfitters, Inc. (a)	5,600	154,336
Vail Resorts, Inc.	2,700	114,372
VF Corporation	1,175	149,213
		4,874,679
Consumer Staples - 3.8%
Church & Dwight Company, Inc.	10,800	494,208
Green Mountain Coffee Roasters, Inc. (a)	650	29,152
Hormel Foods Corporation	12,000	351,480
J.M. Smucker Company (The)	4,700	367,399
Mead Johnson Nutrition Company	1,000	68,730
Tyson Foods, Inc. - Class A	2,000	41,280
		1,352,249
Energy - 5.1%
Cameron International Corporation (a)	4,010	197,252

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Energy - 5.1% (Continued)
Cimarex Energy Company	2,750	$170,225
Murphy Oil Corporation	3,740	208,468
Newfield Exploration Company (a)	2,800	105,644
Noble Corporation (a)	5,360	161,979
Overseas Shipholding Group, Inc.	3,600	39,348
Peabody Energy Corporation	4,800	158,928
Pioneer Natural Resources Company	2,680	239,806
Range Resources Corporation	3,500	216,790
Schlumberger Ltd.	3,134	214,084
Valero Energy Corporation	4,950	104,197
		1,816,721
Financials - 14.2%
Alleghany Corporation (a)	765	218,247
American Financial Group, Inc.	8,400	309,876
Annaly Capital Management, Inc.	8,500	135,660
Arch Capital Group Ltd. (a)	7,950	295,979
Arthur J. Gallagher & Company	6,750	225,720
Axis Capital Holdings Ltd.	5,000	159,800
Bank of Hawaii Corporation	6,000	266,940
Berkley (W.R.) Corporation	6,450	221,815
Colonial Properties Trust	20,000	417,200
Cullen/Frost Bankers, Inc.	5,600	296,296
Eaton Vance Corporation	10,250	242,310
Hudson City Bancorp, Inc.	13,000	81,250
IntercontinentalExchange, Inc. (a)	1,850	223,017
Jones Lang LaSalle, Inc.	2,800	171,528
Kemper Corporation	6,200	181,102
Legg Mason, Inc.	3,780	90,909
Liberty Property Trust	4,600	142,048
New York Community Bancorp, Inc.	10,270	127,040
Old Republic International Corporation	16,400	152,028
Potlatch Corporation	6,941	215,935
Rayonier, Inc.	10,500	468,615
SEI Investments Company	10,000	173,500
St. Joe Company (The) (a)	7,000	102,620
Westamerica Bancorporation	3,300	144,870
		5,064,305
Health Care - 9.2%
Alexion Pharmaceuticals, Inc. (a)	2,600	185,900
Almost Family, Inc. (a)	1,000	16,580

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	$240,100
C.R. Bard, Inc.	1,000	85,500
Cantel Medical Corporation	2,000	55,860
Cerner Corporation (a)	4,700	287,875
Charles River Laboratories International, Inc. (a)	3,000	81,990
Computer Programs & Systems, Inc.	1,800	91,998
Covance, Inc. (a)	4,000	182,880
Covidien plc	1,500	67,515
Edwards Lifesciences Corporation (a)	2,000	141,400
Ensign Group, Inc. (The)	3,000	73,500
Fresenius Medical Care AG & Company KGaA - ADR	2,200	149,556
Gilead Sciences, Inc. (a)	150	6,139
Hanger Orthopedic Group, Inc. (a)	4,000	74,760
HealthSpring, Inc. (a)	2,500	136,350
Henry Schein, Inc. (a)	2,000	128,860
Illumina, Inc. (a)	1,000	30,480
Intuitive Surgical, Inc. (a)	200	92,602
Life Technologies Corporation (a)	2,891	112,489
Myriad Genetics, Inc. (a)	1,000	20,940
PSS World Medical, Inc. (a)	2,000	48,380
ResMed, Inc. (a)	6,000	152,400
Shire plc - ADR	1,500	155,850
Techne Corporation	4,500	307,170
Teleflex, Inc.	3,000	183,870
Waters Corporation (a)	2,000	148,100
		3,259,044
Industrials - 15.0%
Alexander & Baldwin, Inc.	3,000	122,460
AMETEK, Inc.	10,000	421,000
C.H. Robinson Worldwide, Inc.	5,000	348,900
Deluxe Corporation	5,000	113,800
Donaldson Company, Inc.	6,000	408,480
Expeditors International of Washington, Inc.	6,000	245,760
Fastenal Company	9,950	433,920
Goodrich Corporation	2,500	309,250
Graco, Inc.	6,000	245,340
Jacobs Engineering Group, Inc. (a)	4,475	181,595
Joy Global, Inc.	2,000	149,940
L-3 Communications Holdings, Inc.	3,000	200,040

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Industrials - 15.0% (Continued)
Manpower, Inc.	4,000	$143,000
MSC Industrial Direct Company, Inc. - Class A	5,000	357,750
Oshkosh Corporation (a)	5,000	106,900
Snap-on, Inc.	4,275	216,400
SPX Corporation	5,000	301,350
Stericycle, Inc. (a)	7,500	584,400
Timken Company	4,000	154,840
Waste Connections, Inc.	6,000	198,840
WESCO International, Inc. (a)	1,850	98,069
		5,342,034
Information Technology - 12.3%
ADTRAN, Inc.	6,000	180,960
Advent Software, Inc. (a)	8,000	194,880
Alliance Data Systems Corporation (a)	5,000	519,200
Arrow Electronics, Inc. (a)	8,600	321,726
Cognizant Technology Solutions Corporation - Class A (a)	3,000	192,930
Cree, Inc. (a)	4,820	106,233
DST Systems, Inc.	4,000	182,080
Harris Corporation	6,000	216,240
IAC/InterActiveCorporation	3,000	127,800
Integrated Device Technology, Inc. (a)	10,000	54,600
Jack Henry & Associates, Inc.	9,000	302,490
Lam Research Corporation (a)	6,000	222,120
Linear Technology Corporation	6,000	180,180
Microchip Technology, Inc.	5,000	183,150
National Instruments Corporation	12,000	311,400
NetApp, Inc. (a)	5,000	181,350
Plantronics, Inc.	900	32,076
Polycom, Inc. (a)	8,000	130,400
Rovi Corporation (a)	6,000	147,480
SanDisk Corporation (a)	5,000	246,050
Xilinx, Inc.	7,000	224,420
Zebra Technologies Corporation - Class A (a)	3,000	107,340
		4,365,105
Materials - 6.0%
Airgas, Inc.	4,000	312,320
Albemarle Corporation	8,000	412,080
Ashland, Inc.	3,000	171,480
Cabot Corporation	4,000	128,560

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.6% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Martin Marietta Materials, Inc.	2,500	$188,525
Packaging Corporation of America	5,000	126,200
Scotts Miracle-Gro Company (The) - Class A	4,000	186,760
Sonoco Products Company	5,000	164,800
Steel Dynamics, Inc.	12,000	157,800
Valspar Corporation (The)	7,000	272,790
		2,121,315
Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,000	25,890

Utilities - 5.2%
AGL Resources, Inc.	8,400	354,984
Great Plains Energy, Inc.	9,050	197,109
ONEOK, Inc.	5,750	498,467
Pepco Holdings, Inc.	7,900	160,370
SCANA Corporation	7,530	339,302
Vectren Corporation	10,600	320,438
		1,870,670

Total Common Stocks (Cost $21,623,965)		$30,092,012

EXCHANGE-TRADED FUNDS - 10.1%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	8,000	$261,280
iShares Nasdaq Biotechnology Index Fund	2,000	208,700
iShares S&P MidCap 400 Index Fund	17,000	1,489,370
Market Vectors Gold Miners ETF	2,000	102,860
Vanguard Mid-Cap ETF	10,000	719,400
Vanguard Short-Term Bond ETF	10,000	808,400
Total Exchange-Traded Funds (Cost $3,150,065)		$3,590,010

EXCHANGE-TRADED NOTES - 2.6%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $860,373)	24,000	$935,280

COMMERCIAL PAPER - 7.2%	Par Value	Value
U.S. Bancorp, discount, 0.02% (b), due 01/03/2012	$1,290,000	$1,289,998
U.S. Bank, N.A., discount, 0.02% (b), due 01/03/2012	1,289,000	1,288,999
Total Commercial Paper (Cost $2,578,997)		$2,578,997

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.01% (c) (Cost $25)	25	$25

Total Investments at Value - 104.5% (Cost $28,213,425)		$37,196,324

Liabilities in Excess of Other Assets - (4.5%)		(1,606,689)

Net Assets - 100.0%		$35,589,635

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$261,895
5.00%, due 08/15/2018	400,000	438,868
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	205,000	205,869
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	302,433
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2017	300,000	363,690
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	285,445
Alabama State, GO,
5.00%, due 09/01/2015	300,000	301,101
5.00%, due 02/01/2016	575,000	646,777
5.00%, due 09/01/2016	300,000	301,089
5.00%, due 09/01/2017	300,000	314,766
Alabama Water Pollution Control Auth., Rev.,
5.375%, due 08/15/2014	225,000	225,923
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	543,160
Athens, AL, Warrants,
4.00%, due 09/01/2018	300,000	350,475
Auburn University, AL, General Fee Rev.,
5.25%, due 06/01/2015	400,000	407,492
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	231,271
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	608,790
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	217,660
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	320,000	381,843

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	$445,000	$490,555
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	282,664
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	446,988
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	316,629
3.50%, due 06/01/2017	515,000	562,153
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	343,571
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	830,842
4.50%, due 11/01/2019	250,000	273,360
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2015	250,000	286,260
Hoover, AL, Special Tax Rev., Warrants,
5.00%, due 02/15/2015,
Prerefunded 02/15/2012 @ 100	370,000	372,216
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	577,967
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	544,700
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	320,211
3.00%, due 12/01/2016	375,000	408,649
Huntsville, AL, GO, Capital Improvement Warrants,
4.00%, due 03/01/2015	550,000	604,257
5.00%, due 11/01/2017,
Prerefunded 11/1/2013 @ 100	300,000	322,819
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	500,000	565,960
4.00%, due 09/01/2018	500,000	582,840

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Huntsville, AL, GO, Warrants,
5.125%, due 05/01/2020,
Prerefunded 05/01/2012 @ 102	$300,000	$310,932
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	236,678
Mobile Co., AL, GO, Refunding and Improvement Warrants,
4.50%, due 08/01/2013	100,000	106,426
5.25%, due 08/01/2015	400,000	443,788
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	205,027
5.25%, due 01/01/2014,
Prerefunded 01/01/2012 @ 100	300,000	300,042
5.25%, due 01/01/2020,
Prerefunded 01/01/2012 @ 100	400,000	400,056
Montgomery, AL, GO,
3.00%, due 11/01/2014	500,000	532,600
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.00%, due 09/01/2017	250,000	299,742
Opelika, AL, GO, Warrants,
2.00%, due 11/01/2017	275,000	283,401
Opelika, AL, Utilities Board, Series B, Rev.,
3.00%, due 06/01/2016	475,000	506,507
3.00%, due 06/01/2018	215,000	229,723
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	312,739
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	671,196
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	207,908
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	152,408
4.00%, due 08/01/2014	205,000	221,197
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	500,000	573,720

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 95.1% (Continued)	Par Value	Value
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	$350,000	$365,676
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2012	180,000	184,498
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	245,458
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	543,900
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	369,865
5.00%, due 07/01/2017	245,000	294,216
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	567,345
3.00%, due 02/01/2018	240,000	262,267
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	362,749

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $22,636,576)		$23,711,252

MONEY MARKET FUNDS - 3.9%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.09% (a) (Cost $971,727)	971,727	$971,727

Total Investments at Value - 99.0% (Cost $23,608,303)		$24,682,979

Other Assets in Excess of Liabilities - 1.0%		243,980

Net Assets - 100.0%		$24,926,959

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities, including municipal bonds, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Commercial paper held in the Funds is classified as Level 2 since it is valued at amortized cost under Rule 2a-7 which approximates the current fair value of the security and is not obtained from a quoted price in an active market.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2011, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$52,792,751	$-	$-	$52,792,751
Warrants	4,408	-	-	4,408
Exchange-Traded Funds	7,984,546	-	-	7,984,546
Exchange-Traded Notes	1,753,650	-	-	1,753,650
Commercial Paper	-	3,056,997	-	3,056,997
Money Market Funds	474	-	-	474
Total	$62,535,829	$3,056,997	$-	$65,592,826

The Government Street Mid-Cap Fund:
Common Stocks	$30,092,012	$-	$-	$30,092,012
Exchange-Traded Funds	3,590,010	-	-	3,590,010
Exchange-Traded Notes	935,280	-	-	935,280
Commercial Paper	-	2,578,997	-	2,578,997
Money Market Funds	25	-	-	25
Total	$34,617,327	$2,578,997	$-	$37,196,324

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$23,711,252	$-	$23,711,252
Money Market Funds	971,727	-	-	971,727
Total	$971,727	$23,711,252	$-	$24,682,979

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  During the quarter ended December 31, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of December 31, 2011.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2011:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$45,237,371	$28,213,425	$23,620,104

Gross unrealized appreciation	$21,663,698	$10,519,833	$1,073,876
Gross unrealized depreciation	(1,308,243)	(1,536,934)	(11,001)

Net unrealized appreciation	$20,355,455	$8,982,899	$1,062,875

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 59.3%	Shares	Value
Consumer Discretionary - 7.4%
Comcast Corporation - Class A	10,000	$237,100
Dollar Tree, Inc. (a)	2,600	216,086
McDonald's Corporation	2,000	200,660
TJX Companies, Inc. (The)	3,500	225,925
Viacom, Inc. - Class B	5,000	227,050
Yum! Brands, Inc.	3,500	206,535
		1,313,356
Consumer Staples - 6.9%
CVS Caremark Corporation	6,900	281,382
Kimberly-Clark Corporation	3,100	228,036
PepsiCo, Inc.	4,900	325,115
Sysco Corporation	4,400	129,052
Wal-Mart Stores, Inc.	4,200	250,992
		1,214,577
Energy - 9.0%
Apache Corporation	1,300	117,754
Chevron Corporation	2,400	255,360
ConocoPhillips	3,200	233,184
Exxon Mobil Corporation	1,500	127,140
Hess Corporation	3,600	204,480
Marathon Oil Corporation	5,600	163,912
Marathon Petroleum Corporation	2,800	93,212
Noble Corporation (a)	6,500	196,430
Royal Dutch Shell PLC - Class A - ADR	2,700	197,343
		1,588,815
Financials - 5.8%
American Express Company	4,300	202,831
Ameriprise Financial, Inc.	4,500	223,380
JPMorgan Chase & Company	7,300	242,725
MetLife, Inc.	4,200	130,956
PNC Financial Services Group, Inc.	3,800	219,146
		1,019,038
Health Care - 8.7%
Abbott Laboratories	5,000	281,150
Aetna, Inc.	6,200	261,578
AmerisourceBergen Corporation	6,400	238,016
McKesson Corporation	3,200	249,312
Medco Health Solutions, Inc. (a)	3,300	184,470
Thermo Fisher Scientific, Inc. (a)	4,100	184,377

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.3% (Continued)	Shares	Value
Health Care - 8.7% (Continued)
UnitedHealth Group, Inc.	2,900	$146,972
		1,545,875
Industrials - 7.5%
Dover Corporation	4,400	255,420
Eaton Corporation	4,300	187,179
General Dynamics Corporation	2,100	139,461
General Electric Company	15,100	270,441
Norfolk Southern Corporation	3,300	240,438
United Technologies Corporation	3,100	226,579
		1,319,518
Information Technology - 14.0%
Apple, Inc. (a)	1,350	546,750
Cisco Systems, Inc.	14,100	254,928
EMC Corporation (a)	10,300	221,862
Google, Inc. - Class A (a)	450	290,655
Intel Corporation	10,700	259,475
International Business Machines Corporation	1,000	183,880
Microsoft Corporation	9,300	241,428
Oracle Corporation	9,600	246,240
QUALCOMM, Inc.	4,300	235,210
		2,480,428

Total Common Stocks (Cost $7,495,819)		$10,481,607

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 0.6%	Par Value	Value
Virginia State, Build America Bonds, Taxable, GO, 2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$104,758

U.S. TREASURY OBLIGATIONS - 5.9%	Par Value	Value
U.S. Treasury Notes - 5.9%
4.25%, 11/15/2014	$350,000	$388,609
4.25%, 11/15/2017	400,000	472,469
2.625%, 08/15/2020	175,000	188,740
Total U.S. Treasury Obligations (Cost $930,066)		$1,049,818

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.3%	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.3%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$589,013

MORTGAGE-BACKED SECURITIES - 4.8%	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
Pool #A43942, 5.50%, due 03/01/2036	$104,229	$113,353
Pool #A97047, 4.50%, due 02/01/2041	134,697	142,780
		256,133
Federal National Mortgage Association - 3.3%
Pool #618465, 5.00%, due 12/01/2016	53,184	57,344
Pool #684231, 5.00%, due 01/01/2018	79,639	85,868
Pool #255455, 5.00%, due 10/01/2024	100,996	110,421
Pool #255702, 5.00%, due 05/01/2025	153,599	167,932
Pool #808413, 5.50%, due 01/01/2035	144,806	158,251
		579,816
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	16,088	18,330

Total Mortgage-Backed Securities (Cost $791,288)		$854,279

CORPORATE BONDS - 12.8%	Par Value	Value
Consumer Discretionary - 0.6%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$110,133

Consumer Staples - 2.2%
General Mills, Inc., 5.70%, due 02/15/2017	150,000	175,749
PepsiCo, Inc., 4.65%, due 02/15/2013	200,000	209,250
		384,999
Energy - 0.6%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	116,035

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 12.8% (Continued)	Par Value	Value
Financials - 4.6%
American Express Company, 4.875%, due 07/15/2013	$150,000	$156,860
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	112,130
Morgan Stanley, 5.30%, due 03/01/2013	250,000	253,060
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	161,344
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	124,297
		807,691
Health Care - 2.3%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	172,500
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	240,721
		413,221
Materials - 0.2%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	28,535

Telecommunication Services - 1.5%
AT&T, Inc., 4.95%, due 01/15/2013	250,000	260,555

Utilities - 0.8%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	125,000	144,165

Total Corporate Bonds (Cost $2,116,025)		$2,265,334

EXCHANGE-TRADED FUNDS - 1.5%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $247,432)	19,700	$256,100

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (b) (Cost $318,785)	318,785	$318,785

REPURCHASE AGREEMENTS (c) - 9.9%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/30/2011, due 01/03/2012, repurchase proceeds: $1,760,249 (Cost $1,760,247)	$1,760,247	$1,760,247

Total Investments at Value - 99.9% (Cost $14,251,694)		$17,679,941

Other Assets in Excess of Liabilities - 0.1%		14,109

Net Assets - 100.0%		$17,694,050

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.
(c)	Repurchase agreement is fully collateralized by $1,677,371 FNCL #555647, 4.50%, due 07/01/2033. The aggregate market value of the collateral at December 31, 2011 was $1,795,473.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Consumer Discretionary - 10.8%
Comcast Corporation - Class A	20,500	$486,055
Dollar Tree, Inc. (a)	5,400	448,794
McDonald's Corporation	4,000	401,320
TJX Companies, Inc. (The)	7,500	484,125
Viacom, Inc. - Class B	10,600	481,346
Yum! Brands, Inc.	7,000	413,070
		2,714,710
Consumer Staples - 9.9%
CVS Caremark Corporation	13,950	568,881
Kimberly-Clark Corporation	6,500	478,140
PepsiCo, Inc.	10,200	676,770
Sysco Corporation	8,600	252,238
Wal-Mart Stores, Inc.	8,600	513,936
		2,489,965
Energy - 13.1%
Apache Corporation	2,500	226,450
Chevron Corporation	5,000	532,000
ConocoPhillips	6,800	495,516
Exxon Mobil Corporation	3,400	288,184
Hess Corporation	7,600	431,680
Marathon Oil Corporation	11,000	321,970
Marathon Petroleum Corporation	5,500	183,095
Noble Corporation (a)	13,700	414,014
Royal Dutch Shell PLC - Class A - ADR	5,500	401,995
		3,294,904
Financials - 8.3%
American Express Company	8,750	412,738
Ameriprise Financial, Inc.	8,750	434,350
JPMorgan Chase & Company	15,150	503,738
MetLife, Inc.	8,250	257,235
PNC Financial Services Group, Inc.	8,350	481,544
		2,089,605
Health Care - 12.7%
Abbott Laboratories	10,100	567,923
Aetna, Inc.	13,200	556,908
AmerisourceBergen Corporation	13,000	483,470
McKesson Corporation	6,500	506,415
Medco Health Solutions, Inc. (a)	7,000	391,300
Thermo Fisher Scientific, Inc. (a)	8,500	382,245

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 85.8% (Continued)	Shares	Value
Health Care - 12.7% (Continued)
UnitedHealth Group, Inc.	5,600	$283,808
		3,172,069
Industrials - 10.9%
Dover Corporation	9,000	522,450
Eaton Corporation	8,800	383,064
General Dynamics Corporation	4,000	265,640
General Electric Company	31,000	555,210
Norfolk Southern Corporation	6,950	506,377
United Technologies Corporation	6,700	489,703
		2,722,444
Information Technology - 20.1%
Apple, Inc. (a)	2,750	1,113,750
Cisco Systems, Inc.	29,000	524,320
EMC Corporation (a)	20,900	450,186
Google, Inc. - Class A (a)	850	549,015
Intel Corporation	22,100	535,925
International Business Machines Corporation	2,100	386,148
Microsoft Corporation	19,000	493,240
Oracle Corporation	19,700	505,305
QUALCOMM, Inc.	8,900	486,830
		5,044,719

Total Common Stocks (Cost $15,890,228)		$21,528,416

EXCHANGE-TRADED FUNDS - 2.1%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $514,960)	41,000	$533,000

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.14% (b) (Cost $229,238)	229,238	$229,238

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS (c) - 11.4%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 12/30/2011, due 01/03/2012, repurchase proceeds: $2,859,350 (Cost $2,859,347)	$2,859,347	$2,859,347

Total Investments at Value - 100.2% (Cost $19,493,773)		$25,150,001

Liabilities in Excess of Other Assets - (0.2%)		(40,228)

Net Assets - 100.0%		$25,109,773

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.
(c)	Repurchase agreement is fully collateralized by $2,766,611 FHLMC #1K1230, 2.389%, floating rate, due 01/01/2036. The aggregate market value of the collateral at December 31, 2011 was $2,916,777.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$541,035
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	592,056
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	824,313
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,066,340
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	860,257
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017
prerefunded 07/01/2016 @ 100	500,000	588,690
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	467,960
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	570,325
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	290,992
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	434,161
5.00%, due 05/01/2022	430,000	519,036
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	575,850
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,052,030
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	592,540
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019,
prerefunded 03/01/2013 @ 100	215,000	226,780
5.00%, due 03/01/2019	785,000	819,312

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	$500,000	$571,330
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	625,000	785,831
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	316,533
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	577,530
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	544,805
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,003,680
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	565,910
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	249,832
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	609,650
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014, ETM	715,000	792,885
5.25%, due 07/15/2014	285,000	311,881
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,119,135
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	541,345
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	540,340
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	291,768
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	623,739

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	$250,000	$300,363
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021
prerefunded 06/01/2019 @ 100	250,000	314,758
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	500,000	623,475
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017,
prerefunded 02/01/2014 @ 100	500,000	547,250
5.00%, due 04/01/2017	500,000	552,705
5.00%, due 03/01/2019	250,000	306,935
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	577,030
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	553,330
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	291,382
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,108,590
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	185,000	190,226
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	670,457
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	435,820
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	616,370

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.8% (Continued)	Par Value	Value
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	$500,000	$615,975
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	584,070
Virginia State, Series B, GO,
5.00%, due 06/01/2012	500,000	510,130
5.00%, due 06/01/2017	250,000	303,890

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $26,378,759)		$28,570,627

WASHINGTON, D.C. REVENUE BONDS - 1.9%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $508,496)	$500,000	$574,260

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$243,400

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $412,243)	412,243	$412,243

Total Investments at Value - 98.9% (Cost $27,540,498)		$29,800,530

Other Assets in Excess of Liabilities - 1.1%		325,650

Net Assets - 100.0%		$30,126,180

ETM - Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2011.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2011 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 (see below) within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

For example, fixed income securities, including municipal bonds, corporate bonds, and obligations of the U.S. Treasury and U.S. Government agencies, are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2011, by security type:

	Level 1	Level 2	Level 3	Total
The Jamestown Balanced Fund:
Common Stocks	$10,481,607	$-	$-	$10,481,607
Municipal Bonds	-	104,758	-	104,758
U.S. Treasury Obligations	-	1,049,818	-	1,049,818
U.S. Government Agency Obligations	-	589,013	-	589,013
Mortgage-Backed Securities	-	854,279	-	854,279
Corporate Bonds	-	2,265,334	-	2,265,334
Exchange-Traded Funds	256,100	-	-	256,100
Money Market Funds	318,785	-	-	318,785
Repurchase Agreements	-	1,760,247	-	1,760,247
Total	$11,056,492	$6,623,449	$-	$17,679,941

The Jamestown Equity Fund:
Common Stocks	$21,528,416	$-	$-	$21,528,416
Exchange-Traded Funds	533,000	-	-	533,000
Money Market Funds	229,238	-	-	229,238
Repurchase Agreements	-	2,859,347	-	2,859,347
Total	$22,290,654	$2,859,347	$-	$25,150,001

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$29,144,887	$-	$29,144,887
Exchange-Traded Funds	243,400	-	-	243,400
Money Market Funds	412,243	-	-	412,243
Total	$655,643	$29,144,887	$-	$29,800,530

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedules of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended December 31, 2011, the Funds did not have any significant transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of December 31, 2011. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2011:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$14,291,910	$19,586,442	$27,540,498

Gross unrealized appreciation	$3,585,594	$5,979,784	$2,260,032
Gross unrealized depreciation	(197,563)	(416,225)	-

Net unrealized appreciation	$3,388,031	$5,563,559	$2,260,032

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary

Date	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President
(FBP Appreciation & Income Opportunities Fund and
FBP Equity & Dividend Plus Fund)
Date	February 24, 2012

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President
(The Government Street Equity Fund, The Government
Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	February 24, 2012

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President
(The Jamestown Balanced Fund
and The Jamestown Equity Fund)

Date	February 24, 2012

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President
(The Jamestown Tax Exempt Virginia Fund)
Date
February 24, 2012

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President
(The Davenport Core Fund, Davenport Value &
Income Fund and Davenport Equity Opportunities Fund)

Date	February 24, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	February 24, 2012

* Print the name and title of each signing officer under his or her signature.